BENEFIT PLANS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended		9 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Defined Benefit Plan Disclosure [Line Items]
Deferred compensation plan, maximum term			20 years
Expenses incurred for the deferred compensation plan	$ 47	$ 39	$ 181	$ 173
Deferred compensation liability	1,370		1,340	1,264
Deferred compensation plan, cash surrender value of the key man life insurance policies	6,936		6,887	6,685
401 (k) plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Employee Benefit Plan employee contributions for matching percentage			50.00%
Employee Benefit Plan matching percentage			6.00%
Expenses incurred	11		46	16
401 (k) plan [Member] | Maximum
Defined Benefit Plan Disclosure [Line Items]
Employee Benefit Plan employee contributions for matching percentage			15.00%
Pentegra DB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of total contribution			5.00%
Contributions made to the Pentegra DB Plan					$ 135,230	$ 191,845